SUBORDINATED DEBT - Maturity and Redemption Information Relating to Subordinated Debt (Details) - Subordinated Debt	Dec. 31, 2022 USD ($)
Based on Maturity Date
2023	$ 6,039,363
2024	6,215,892
2025	8,387,815
2026	8,362,756
Amount Maturing or Redeemable at Option of Holder	29,005,826
Based on Interest Adjustment Period
2023	15,497,719
2024	8,620,385
2025	3,076,825
2026	1,810,897
Amount Maturing or Redeemable at Option of Holder	$ 29,005,826